Loans - Summary of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred loan (fees) and costs	$ 609,870	$ 551,133
Deferred loan (fees) and costs	(711)	500
Total loans	609,159	551,633
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred loan (fees) and costs	191,540	137,114
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred loan (fees) and costs	187,221	196,748
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred loan (fees) and costs	177,155	174,259
Construction & Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred loan (fees) and costs	36,038	23,960
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred loan (fees) and costs	$ 17,916	$ 19,052